Shareholders' Equity (Weighted Average Exercise Price And Fair Value Of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Weighted average exercise price per share, Less than market price	$ 35.21	$ 50.74	$ 52.23
Weighted average fair value on grant date, Less than market price, per share	$ 8.45	$ 12.12	$ 11.99